Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unit Activity [Line Items]
Units issued	217,760	265,688	258,262
Units redeemed	(1,170,725)	(956,430)	(1,217,791)
VIP & PDISCO
Unit Activity [Line Items]
Units issued	13,604	20,268	726
Units redeemed	(69,683)	(52,830)	(87,972)
CVAL, PVAL & PVAL $100,000 face value
Unit Activity [Line Items]
Units issued	204,156	245,420	257,536
Units redeemed	(1,101,042)	(903,600)	(1,129,819)